Organization, Description of Business and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Organization, Description of Business and Going Concern

Note 1. Organization, Description of Business and Going Concern

Fitness Champs Holdings Limited

Fitness Champs Holdings Limited was incorporated in the Cayman Islands on February 15, 2024 under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation. The initial one share was transferred to Ms. Lee on the same date for cash at par.

Fitness Champs Pte Ltd

Fitness Champs Pte Ltd (“Fitness Champs”) was incorporated in Singapore on December 5, 2012. Fitness Champs is our indirect wholly-owned subsidiary and has an issued share capital of 10,000 shares, all of which are held by Northen Star Limited (“Northen Star”), our direct wholly-owned subsidiary following an internal group reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Champs of 10,000 shares to Northen Star. Fitness Champs carries on the business of sports education in the form of swimming lessons provided through government related contracts through Singapore’s national SwimSafer program.

Fitness Champs Aquatics Pte Ltd

Fitness Champs Aquatics Pte Ltd (“Fitness Aquatics”) was incorporated in Singapore on July 15, 2015. Fitness Aquatics is our indirect wholly-owned subsidiary and has an issued share capital of 1,000 shares, all of which is held by Northen Star, our direct wholly-owned subsidiary following an internal reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Aquatics of 1,000 shares to Northen Star. Fitness Aquatics provides sports education in the form of private swimming lessons.

Northen Star

On December 12, 2023, Northen Star was incorporated in the British Virgin Islands with limited liability. Northen Star is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00 each and the initial 1,000 shares were held by Ms. Lee.

Fitness Champs Excellence Sports Academy LLC

Fitness Champs Excellence Sports Academy LLC (“Fitness Academy”) was incorporated in United Arab Emirates on 30 October 2025. Fitness Aquatics is our wholly-owned subsidiary and has an issued share capital of 100 shares, all of which is held by Fitness Champs Aquatics Pte Ltd, our direct wholly-owned subsidiary. Fitness Academy provides sports education in the form of private swimming lessons.

Reorganization

On June 19, 2024, the initial one share of the Company was transferred by Ms. Lee to Big Treasure Investments Limited (“Big Treasure”) and each of Big Treasure, Biostar Developments Limited (“Biostar”), Easy Builder Limited (“Easy Builder”), Creative Path Holdings Limited (“Creative Path”), True Height Limited (“True Height”) and Fuji Investment Limited (“Fuji”) subscribed for 64,717; 4,440; 19,090; 4,900; 1,950; and 4,900 shares respectively for cash at par resulting in Big Treasure, Biostar, Easy Builder, Creative Path, True Height, and Fuji holding approximately 64.72%; 4.44%; 19.09%, 4.90%, 1.95% and 4.90%, respectively, of Fitness Holdings’ entire issued share capital (the “Restructuring”).

On the same day, and contemporaneous with the above transaction, Ms. Lee transferred her entire shareholding interests in Northen Star, being the 951 shares of Northen Star to Fitness Holdings and Fuji transferred its entire shareholding interest in Northen Star (being 49 shares of Northen Star) to Fitness Holdings. The consideration is settled by Fitness Holdings allotting and issuing one share to Big Treasure (as Ms. Lee’s nominee) and one share to Fuji, credited as fully paid. Following such issue, Fitness Holdings issued share capital would be 100,000 shares held as 64,719; 4,440, 19,090; 4,900; 1,950; and 4,901; by Big Treasure, Biostar, Easy Builder, Creative Path, True Height and Fuji, respectively.

On October 2, 2024, the Board of Directors approved a restructuring of the Company’s share capital in connection with its proposed initial public offering. The authorised share capital of the Company, previously consisting of 500,000,000 ordinary shares with a par value of US$0.001 each, was subdivided on a 1:200 basis into 100,000,000,000 ordinary shares of par value US$0.000005 each (the “Share Sub-Division”). Immediately following the Share Sub-Division, the shareholders surrendered an aggregate of 5,000,000 ordinary shares of par value US$0.000005, reducing the Company’s issued share capital from 20,000,000 shares to 15,000,000 shares.

The Restructuring is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Restructuring, which requires retrospective combination of the Company, Northen Star, Fitness Champs and Fitness Aquatics for all periods presented. The unaudited interim consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share, which have been revised to reflect the effects of the reorganization as of December 31, 2024.

After the Restructuring, the Company wholly owns Northen Star, which is domiciled in the British Virgin Islands. Northen Star in turn wholly owns Fitness Champs and Fitness Aquatics, which are all incorporated and domiciled in Singapore. The Company is headquartered in Singapore and conducts its operations domestically.

On February 12, 2026, our board of directors approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.

Corporate Structure

Details of the Company and subsidiaries as of June 30, 2025 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Fitness Champs Holdings Ltd	February 15, 2024	-	Cayman Islands	December 31	Investment holding
Northen Star Limited	December 12, 2023	100	British Virgin Islands	December 31	Investment holding
Fitness Champs Pte Ltd	December 5, 2012	100	Singapore	December 31	Principally engaged in the providing sport of swimming in public schools in Singapore
Fitness Champs Aquatics Pte Ltd	July 15, 2015	100	Singapore	December 31	Principally engaged in the providing sport of swimming for private sector students
Fitness Champs Excellence Sports Academy LLC	October 30, 2025	100	Dubai	December 31	Principally engaged in the providing sport of swimming for private sector students

Going concern

As of June 30, 2025, the Company’s negative operating cash flow and net current liability position raise substantial doubt about the Company’s ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

1. Ongoing support from the director, demonstrated by the substantial related-party financing.

2. Potential equity financing or capital infusion as indicated by the historical increase in paid-in capital.

3. Cost management and lean operations.

4. Revenue improvement initiatives not reflected in balance sheet alone.

The Group also established a new subsidiary in Emirate of Dubai in October 30, 2025 in connection with its planned expansion, with operations scheduled to commence on January 1, 2026. Although management expects the expansion to provide future revenue opportunities, it is still at an early stage and its potential financial impact has not been factored into the going concern assessment.

If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. These unaudited interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

NOTE 1 - BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Fitness Champs Holdings Limited (“Fitness Champs” or the “Company”) was incorporated on February 15, 2024 in the Cayman Islands, as an investment holding company. Fitness Champs conducts its primary operations through its indirect wholly owned subsidiaries that are incorporated and domiciled in Singapore, namely: (1) Fitness Champs Pte. Ltd. (“Fitness Champs”); and (2) Fitness Champs Aquatics Pte. Ltd. (“Fitness Aquatics” and collectively with the Company, the “Group”). The Company’s wholly owned subsidiary, Northen Star Limited, holds the entire shareholding interests of Fitness Champs and Fitness Aquatics.

The subsidiaries are a leading sports education provider in Singapore specializing in the provision of swimming programs to students for both the private sector and public schools in Singapore.

Reorganization

A summary of the formation of the group structure is as follows:

Fitness Champs Pte Ltd

Fitness Champs Pte Ltd (“Fitness Champs”) was incorporated in Singapore on December 5, 2012. Fitness Champs is our indirect wholly-owned subsidiary and has an issued share capital of 10,000 shares, all of which are held by Northen Star Limited (“Northen Star”), our direct wholly-owned subsidiary following an internal group reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Champs of 10,000 shares to Northen Star. Fitness Champs carries on the business of sports education in the form of swimming lessons provided through government related contracts through Singapore’s national SwimSafer program.

Fitness Champs Aquatics Pte Ltd

Fitness Champs Aquatics Pte Ltd (“Fitness Aquatics”) was incorporated in Singapore on July 15, 2015. Fitness Aquatics is our indirect wholly-owned subsidiary and has an issued share capital of 1,000 shares, all of which is held by Northen Star, our direct wholly-owned subsidiary following an internal reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Aquatics of 1,000 shares to Northen Star. Fitness Aquatics provides sports education in the form of private swimming lessons.

Northen Star

On December 12, 2023, Northen Star was incorporated in the British Virgin Islands with limited liability. Northen Star is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00 each and the initial 1,000 shares were held by Ms. Lee.

Fitness Champs Holdings Limited

Fitness Champs Holdings Limited was incorporated in the Cayman Islands on February 15, 2024 under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation. The initial one share was transferred to Ms. Lee on the same date for cash at par.

Restructuring

On June 19, 2024, the initial one share of the Company was transferred by Ms. Lee to Big Treasure Investments Limited (“Big Treasure”) and each of Big Treasure, Biostar Developments Limited (“Biostar”), Easy Builder Limited (“Easy Builder”), Creative Path Holdings Limited (“Creative Path”), True Height Limited (“True Height”) and Fuji Investment Limited (“Fuji”) subscribed for 64,717; 4,440; 19,090; 4,900; 1,950; and 4,900 shares respectively for cash at par resulting in Big Treasure, Biostar, Easy Builder, Creative Path, True Height, and Fuji holding approximately 64.72%; 4.44%; 19.09%, 4.90%, 1.95% and 4.90%, respectively, of Fitness Holdings’ entire issued share capital (the “Restructuring”).

On the same day, and contemporaneous with the above transaction, Ms. Lee transferred her entire shareholding interests in Northen Star, being the 951 shares of Northen Star to Fitness Holdings and Fuji transferred its entire shareholding interest in Northen Star (being 49 shares of Northen Star) to Fitness Holdings. The consideration is settled by Fitness Holdings allotting and issuing one share to Big Treasure (as Ms. Lee’s nominee) and one share to Fuji, credited as fully paid. Following such issue, Fitness Holdings issued share capital would be 100,000 shares held as 64,719; 4,440, 19,090; 4,900; 1,950; and 4,901; by Big Treasure, Biostar, Easy Builder, Creative Path, True Height and Fuji, respectively.

The Restructuring is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Restructuring, which requires retrospective combination of the Company, Northen Star, Fitness Champs and Fitness Aquatics for all periods presented. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share, which have been revised to reflect the effects of the reorganization as of December 31, 2022 and 2023.

After the Restructuring, the Company wholly owns Northen Star, which is domiciled in the British Virgin Islands. Northen Star in turn wholly owns Fitness Champs and Fitness Aquatics, which are all incorporated and domiciled in Singapore. The Company is headquartered in Singapore and conducts its operations domestically.

Details of the subsidiaries of the Company are set out below:

Name	Date of incorporation	Background	Effective ownership
Northen Star Limited	December 12, 2023	Investment holding	100%

Fitness Champs Pte Ltd	December 5, 2012	Principally engaged in the providing sport of swimming in public schools in Singapore	100%

Fitness Champs Aquatics Pte Ltd	July 15, 2015	Principally engaged in the providing sport of swimming for private sector students	100%

The accompanying consolidated financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.

Going concern

As of December 31, 2024, the Company’s negative operating cash flow and net current liability position raise substantial doubt about the Company’s ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

1. Ongoing support from the director, demonstrated by the substantial related-party financing.

2. Potential equity financing or capital infusion as indicated by the historical increase in paid-in capital.

3. Cost management and lean operations.

4. Revenue improvement initiatives not reflected in balance sheet alone.

If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.